LOSS PER SHARE (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss per ordinary share
Weighted-average numbers of non-vested shares	27,301
Stock options vested
Exercisable value